Long-term Debt - Terms, Covenants and Amendments (Details)	12 Months Ended
Dec. 31, 2012
Commerzbank AG (Loan agreement dated December 27, 2007)
Long term debt [Line Items]
Loan repayment terms	Under the terms of this loan facility, the repayment of $120,000 is over a nine year term and divided into two tranches. The first of up to $50,000 is repayable in twenty-eight consecutive quarterly installments which commenced in January 2010: (i) the first four installments amount to $2,250 each, (ii) the next thirteen installments amount to $1,000 each (iii) the remaining eleven installments amount to $1,300 each and a final balloon payment of $13,700 is payable together with the last installment. The second tranche of up to $70,000 is repayable in twenty-eight consecutive quarterly installments which commenced in January 2010: (i) the first four installments amount to $4,000 each (ii) the remaining twenty-four installments amount to $1,750 each and a final balloon payment of $12,000 is payable together with the last installment.
Loan covenants	The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater, (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein, and (iii) an aggregate market value of the vessels mortgaged as security under this loan agreement not less than (a) 125% of the then outstanding borrowings for the first three years and (b) 135% of the then outstanding borrowings thereafter.
Commerzbank AG (Loan agreement dated September 3, 2010)
Long term debt [Line Items]
Loan repayment terms	The loan is repayable over a six year period, in twenty-four consecutive quarterly installments of $950 each, which commenced in December 2010, three months after the drawdown, and a final balloon payment of $3,200 payable together with the last installment.
Loan covenants	The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater, (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein, (iii) an actual pledged amount of $650 for this vessel that will increase to $1,000 when cash pledged due to waiver dated December 24, 2009 shall be released, and (iv) an aggregate market value of the vessel mortgaged as security under this loan agreement not less than 135% of the then outstanding borrowings at all times.
Commerzbank AG Aggregate Facility
Long term debt [Line Items]
Loan amendment	On December 17, 2012, the Company agreed to enter into a loan supplemental agreement and agreed to amend the terms included in both loan agreements of $120,000 and $26,000 with Commerzbank AG (see a and b), as described below: ? To defer 60% and 50% of the installments for the years ending December 31, 2013 and 2014, respectively, (the ?Deferred Amounts?); the Deferred Amounts will be added to the balloon payments, payable upon the expiration of the loan agreements in the fourth quarter of 2016 or in accordance with a cash sweep mechanism (see discussion below); ? The on-charter covenant for the vessel Star Aurora on the $26,000 loan agreement to be waived until July 31, 2015; ? Minimum asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, to be reduced from 135%, to 80%, from September 30, 2012 up to the year ending December 31, 2013, to 85% for the six month period ending June 30, 2014, to 90% for the six month period ending December 31, 2014 and to 110% for the six month period ending June 30, 2015. Thereafter and until the repayment of the loan the asset cover ratio will be set to its initial level of 135%; ? Minimum liquidity requirement will be reduced to $500 for each of the Company?s vessels from $1,000, until December 31, 2014; ? The actual pledged amount on the $26,000 loan agreement, to be reduced to $750 from $1,000; ? Margin to be increased to 3.00% p.a., for both facilities for as long as deferred amounts are outstanding and/or until original terms are complied with; ? The Company to pay a flat fee of 0.40% of the combined outstanding loan amount of the two facilities to the lender; ? The market value adjusted equity ratio to be reduced to 15% from 25%, from September 30, 2012 up to the year ending December 31, 2014; ? Additional financial covenant requirement to be added, ratio of EBITDA (as will be defined in the definitive documentation) to interest of not less than 1.5:1.0 for the years ending December 31, 2013 and 2014. These amendments will apply, subject to several conditions, as described below: ? A semi-annual cash sweep mechanism to be implemented on all mortgaged vessels on an individual vessel basis. Under this mechanism all earnings of these vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as repayment of the Deferred Amounts; ? Star Bulk Carriers Corp. shall not pay any dividends following the agreement with the Bank as long as Deferred Amounts are outstanding and/or until original terms are complied with; ? A prepayment of $2.0 million, payable by December 31, 2012, to be applied pro rata against the balloon payments of the two facilities; ? An equity increase of $30.0 million to be effected until and including December 31, 2013; ? Increase the Company?s vessel management services to cover at least 10 third-party vessels by December 31, 2013.
HSH Nordbank AG (Loan agreement dated October 3, 2011)
Long term debt [Line Items]
Loan repayment terms	The borrowing under this new loan agreement together with $5,326 in cash used to repay in full the Company?s indebtedness under its old loan agreements with Piraeus Bank S.A; a term loan of $150,000 dated April 14, 2008 and of a term loan of $35,000 dated July 1, 2008, in 2011. The senior secured term loan facility consisted of two tranches. The first tranche amounted to $48,500 the (?Supramax Tranche?) and is repayable in 20 quartely consecutive installments of $1,250 each, which commenced in January 2012, and a final balloon payment of $23,500. The second tranche amounted to $16,000 the (?Capesize Tranche?) and is repayable in 12 consecutive installments of $1,333 each, which commenced in January 2012.
Loan covenants	This loan agreement contains financial covenants including requirements to maintain (i) the ratio of indebtedness of the borrower over the aggregate fair market value of the assets shall not be greater than 75% until December 31, 2013 and 70% thereafter; (ii) a minimum market adjusted net worth of not less than $100,000; (iii) a minimum interest coverage ratio of not less than 2.0:1.0; (iv) an actual pledged amount of $2,000 or $400 for each mortgaged vessel under this credit facility, whichever is greater; (v) a minimum liquidity of $10,000; (vi) an actual pledged amount of $6,504 representing the shortfall between the drawdown amount and the fair value of the collateral vessels on the drawdown date; and (vii) an aggregate market value of the vessels mortgaged as security under this loan agreement should not be less than (a) 125% of the then outstanding borrowings until the repayment of Capesize Tranche and (b) 167% of the then outstanding borrowings thereafter.
Loan amendment	On December 21, 2012, the Company agreed to enter into a loan supplemental agreement and agreed to amended terms with HSH Nordbank AG, as described below: ? To defer of a minimum of approximately $3.5 million during the period from January 1, 2013 until December 31, 2014; ? To prepay in total $6.6 million of which $3.5 million will be applied against the balloon payment of Supramax Tranche and $3.1 million will be applied pro-rata against the eight quarterly repayment installments of the Supramax Tranche starting with the scheduled repayment date in January 2013, using pledged cash already held by the bank. This pledged amount will cease being a requirement for this facility following the prepayment; ? The actual pledged amount to be reduced to $200 from $400 for each mortgaged vessel under this credit facility. The released amount of $800 to be used as a partial prepayment of the Supramax Tranche (50% to be applied against the balloon payment of the Supramax Tranche and the remaining 50% to be applied pro-rata against the eight quarterly repayment installments of the Supramax Tranche starting with the scheduled repayment date in January 2013). ? The minimum liquidity of $10,000 to be reduced to $7,000 or $500 per fleet vessel until and including December 31, 2014; ? The ratio of indebtedness of the borrowers over the aggregate fair market value of assets to be increased to 90% from 75% until and including December 31, 2014; ? The minimum market adjusted net worth of the Company to be decreased to $30,000 from $100,000 until and including December 31, 2014; ? The asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, to be amended to 100% from September 30, 2012 until and including December 31, 2012 and to 110% from January 1, 2013 until and including December 31, 2013. Thereafter and until the repayment of the loan, the asset cover ratio to return to 125%; ? The margin to be increased to 3.50% for both Suparamax and Capesize Tranches from 3.00% and 2.75% for the Capesize and the Supramax Tranche, respectively, from January 1, 2013 until December 31, 2014 (in the case that an event of default and/or covenant breach, has occurred, the increased margin will apply until the breach is remedied); ? The waiver of the aggregated market value covenant, which required the vessels mortgaged under this loan agreement to maintain a value of 167% of the outstanding borrowings, upon the repayment of the Capesize Tranche, until and including December 31, 2013. These amendments will apply, subject to several conditions, as described below: ? A semi-annual cash sweep mechanism will be effected from June 30, 2013 and will be implemented on all vessels mortgaged under this loan agreement on an individual vessel basis. Under this mechanism all earnings of these vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as applied to the balloon payment of the Supramax Tranche. ? In the event of the sale of the vessel Star Sigma during the calendar years 2013 and 2014, proceeds from such sale will be used to fully repay the Capesize Tranche, while the remaining amount will be applied pro-rata against the remaining quarterly repayment installments of the Supramax Tranche until December 31, 2014; ? Star Bulk Carriers Corp. and the ship-owning subsidiaries shall not pay any dividends following the agreement with the Bank until December 31, 2014, or later in case of a covenant breach; ? An equity increase of a minimum of $20.0 million within the year ending December 31, 2013 and starting to apply from October 1, 2013, the proceeds of which are to be used solely for investment on new vessels? acquisition(s); ? Payment of a one-time processing fee of $12.
Credit Agricole Corporate and Investment Bank (Loan agreement dated January 20, 2011)
Long term debt [Line Items]
Loan repayment terms	Under the terms of this term loan facility, the repayment is over a seven year period and commenced three months after the delivery of each vessel. The loan is repayable in twenty eight consecutive quarterly installments, per vessel, amounting to $485.4 and $499.7, respectively and a final balloon payment which is payable together with the last installment of $19,558.2 and $20,134 for Star Borealis and Star Polaris, respectively.
Loan covenants	This loan agreement with Credit Agricole Corporate and Investment Bank contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $500 per fleet vessel, whichever is greater, (ii) the total indebtedness of the borrower over the market value of all vessels owned shall not be greater than 0.7:1, effective from October 15, 2011, and (iii) an actual pledged amount of $500 per mortgaged vessel and (iv) the minimum asset cover ratio shall not be less than (a) 120% during the first two years from delivery of each vessel and (b) 125% of the then outstanding borrowings thereafter, unless a mortgaged vessel is subject to an approved charter with an unexpired duration at least 18 months, in which case the relevant percentage shall be 120% for the duration such approved charter.
Loan amendment	On December 14, 2012, the Company agreed to enter into a loan supplemental agreement and agreed, to amended terms with Cr?dit Agricole Corporate and Investment Bank, as described below: ? The ratio of the total indebtedness of the borrower less liquid funds over the market value of all vessels owned to be increased to 0.95:1.0 from 0.7:1.0 until March 31, 2014; ? Minimum asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount will be amended to 105% from 120% until the March 31, 2014. Thereafter and until the repayment of the loan the asset cover ratio will return to its initial level; ? Minimum liquidity will be decreased to $7,000 or $500 per fleet vessel, whichever is higher, from $10,000; ? Star Bulk Carriers Corp. shall not pay any dividends until March 31, 2014 and as long as the financial covenants included in the original agreement dated January 20, 2011 are not met. During this period, all surplus earnings of the financed vessels under the specific loan agreement, after operating expenses and debt service will be held in lender?s account and not to be distributed to the Company.
ABN Amro Bank N.V. (Loan agreement dated June 22, 2011)
Long term debt [Line Items]
Loan repayment terms	This senior secured credit facility is repayable in 18 consecutive quarterly installments which commenced three months after the initial borrowings, in October 2011. The first 14 installments amount to $1,400 each, the remaining four installments amount to $625 each and a final balloon payment of $8,900 is payable together with the last installment.
Loan covenants	This senior secured credit facility contains financial covenants and other customary covenants, including requirements to maintain: (i) the leverage ratio shall not be greater than 70%, (ii) a ratio of EBITDA to interest expense, no less than 3.0:1.0, (iii) minimum liquidity of $10,000 or $750 for each of the Company's vessels, whichever is greater, (iv) a minimum market adjusted net worth of not less than $100,000 and (v) a maintenance reserve account up to $1,500 which can only be used for the payment of the dry-docking of vessel Star Mega. The total amount included in the maintenance reserve account was released in September 2012 in order to cover part of the respective vessel?s dry-docking cost. This senior secured credit facility also requires the borrowers to maintain an aggregate charter-free fair market value of Star Big and Star Mega of at least 135% of the amount outstanding under the facility until three months prior to the expiration of the time charter of Star Mega and 150% thereafter. In addition, the facility requires the Company's Chairman, including members of his immediate family, to maintain minimum levels of beneficial ownership of the Company's outstanding common shares.
First Amendment | Commerzbank AG (Loan agreement dated December 27, 2007)
Long term debt [Line Items]
Loan amendment	On June 10, 2009, the Company entered into a supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from December 31, 2008 to January 31, 2010, the security cover requirement was reduced to 111%. As further security for this facility, the Company shall provide a first preferred mortgage on the vessel Star Alpha and shall pledge an amount of $6,000 to the lenders. Furthermore, the interest spread was increased to 2.00% p.a. for the duration of the waiver period. Subsequent to the waiver period, if the asset cover percentage is less than 60%, between 60% to 70%, between 70% to 75% and more than 75%, the interest spread should be 0.8%, 0.9%, 1.0% and 1.25% respectively. In addition, during the waiver period, payments of dividend, share repurchases, and investments are subject to the prior written consent of the lenders.
First Amendment | ABN Amro Bank N.V. (Loan agreement dated June 22, 2011)
Long term debt [Line Items]
Loan amendment	On March 16, 2012, the Company entered into a supplemental agreement with ABN AMRO Bank (the Company was committed to this agreement as of January 26, 2012). Under the terms of this agreement for the period from January 26, 2012 until January 31, 2013 the ?Waiver Period?, the minimum security cover ratio was reduced to 100%, the leverage ratio increased to 75% and the margin increased to 3.4% p.a. from 2.9% p.a.
Second Amendment | Commerzbank AG (Loan agreement dated December 27, 2007)
Long term debt [Line Items]
Loan amendment	On December 24, 2009, the Company entered into a second supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from February 1, 2010 to June 30, 2010 and from July 1, 2010 to January 31, 2011 the security cover shall be at least 111% and 118%, respectively whether at all times thereafter 135%. Furthermore, the bank consented to: i) the sale of Star Alpha, ii) the payment of dividends not exceeding $0.05 per share in each quarter iii) the reduction of minimum liquidity from $1,000 to $650 per fleet vessel, iv) the increase of the pledged deposit by $1,250 from $6,000 to $7,250. The interest spread was also maintained to 2.00% p.a. for the duration of the waiver period. Based on the same agreement after the waiver period on January 31, 2011, the minimum liquidity was increased from $650 to $1,000 per fleet vessel and the pledged deposit of $7,250 was released.
Second Amendment | ABN Amro Bank N.V. (Loan agreement dated June 22, 2011)
Long term debt [Line Items]
Loan amendment	On January 29, 2013, the Company entered into a waiver agreement with ABN Amro Bank N.V. Under the terms of this agreement for the period from October 1, 2012 until December 31, 2014 the ?New Waiver Period?, it is agreed to amended terms as described below: ? The minimum market adjusted net worth of the group to be decreased to $30,000 from $100,000; ? The minimum liquidity of $750 per fleet vessel to be reduced to $500 per fleet vessel; ? Ratio of EBITDA to interest expense to be decreased to 1.5:1.0 from 3.0:1.0; ? Total leverage ratio of the corporate guarantor to be increased to 110% from 75%; ? Minimum security cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, to be amended to 75% from 100%. These amendments will apply, subject to several conditions, as described below: ? Margin increase of 50bp if the Company fails to raise equity in an amount of $30.0 million until March 31, 2013; ? Star Bulk Carriers Corp. shall not pay any dividends during the New Waiver Period.